Income Taxes	6 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

(a)	Corporate Income Taxes

Under the current laws of the British Virgin Islands (“BVI”), the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no BVI withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the six months ended September 30, 2021 and 2020. The Company’s subsidiaries and VIE incorporated in China were subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25% for the six months ended September 30, 2021 and 2020, except for Taizhou Suxuantang where the applicable income tax rate is 15% for the six months ended September 30, 2021 and 2020, since it was qualified as a high-technology company from January 1, 2018 to December 31, 2020. In addition, the Company is allowed to deduct additional 75% of its research and development expenses against its pre-tax income as a high-technology company.

For the six months ended September 30, 2021 and 2020, income tax expenses consisted of the following:

	For the six months ended September 30,
	2021 (Unaudited)	2020 (Unaudited)
Current income tax provision	$-	$143,534
Deferred income tax provision	325,780	91,482
Total income tax expense	$325,780	$235,016

(b)	Deferred Tax Assets

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	September 30, 2021 (Unaudited)	March 31, 2021
Tax loss carry forward	$-	$100,095
Allowance for doubtful account - prepayments, receivables and other current assets	-	163,613
Allowance for doubtful account - accounts receivable	-	40,604
Impairment provision for inventory	-	17,132
Total	$-	$321,444

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended September 30, 2021 and 2020, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.